Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Borrowings
Borrowing arrangements	$ 81,919	$ 81,919
Less: transaction costs	(8,740)	(8,247)
Amortization of carrying amount, net of payments made	35,584	22,962
Principal amount of loans	108,763	96,634
Non-current
Current borrowings	5,952	5,017
Borrowings, Non-current	102,811	91,617
Total borrowings	108,763	96,634
Borrowings - NovaQuest
Non-current
Current borrowings	336	372
Borrowings, Non-current	55,739	47,898
Borrowings - Oaktree
Non-current
Current borrowings	5,616	4,645
Borrowings, Non-current	$ 47,072	$ 43,719